Fair Value (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value (Details) [Line Items]
CS physical certificate liabilities	$ 2,041,154	$ 1,453,943
Digital asset ETPs [Member]
Fair Value (Details) [Line Items]
Gain (Loss) on Sale of Properties	(982,800)	2,933,400	$ 1,744,800
CS physical certificate liabilities	$ 802,700	$ 2,911,000	$ 1,703,500